NET INCOME PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET INCOME PER SHARE
Anti-dilutive shares excluded from the calculation of diluted net income per share	3,773,963
Share-Based Payment Arrangement, Option [Member]
NET INCOME PER SHARE
Anti-dilutive shares excluded from the calculation of diluted net income per share		357,978	4,800,584